Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on October 20, 2017

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 76

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 79

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68154

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Jennifer Farrell Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

(X) Immediately upon filing pursuant to paragraph (b)

() On (date) pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

() This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Sage ESG Intermediate Credit ETF

GUDB

a series of Northern Lights Fund Trust IV

PROSPECTUS

October 20, 2017

Advised by:

Sage Advisory Services LTD Co.

5900 Southwest Parkway

Building 1

Austin, TX 78735-6202

www.SageETFs.com                                                                                             phone: 888-724-3911

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Bats Global Markets (“BATS”).

TABLE OF CONTENTS

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	15
Investment Objective	15
Principal Investment Strategies	15
Principal Investment Risks	17
Portfolio Holdings Disclosure	20
Cybersecurity	12
MANAGEMENT	21
Investment Adviser	21
Portfolio Managers	22
HOW SHARES ARE PRICED	22
HOW TO BUY AND SELL SHARES	23
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	24
DISTRIBUTION AND SERVICE PLAN	25
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	25
FUND SERVICE PROVIDERS	27
OTHER INFORMATION	27
FINANCIAL HIGHLIGHTS	28
Privacy Notice	29

FUND SUMMARY

Investment Objective: The Sage ESG Intermediate Credit ETF (the “Fund”) seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Intermediate Credit Index.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.45%
Total Annual Fund Operating Expenses	0.65%
Fee Waiver and/or Expense Reimbursement (2)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.35%
1.	Estimated for the current fiscal year.

2.         The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2018 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund. This fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$36	$178

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund generally will invest at least 80% of its total assets in the component securities of the SAGE ESG Credit Index (the “Index”). The Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the Fund’s investment adviser, Sage Advisory Services LTD Co. (the “Adviser”), and Sustainalytics. Sustainalytics, based in London, England, is a global leader in ESG and Corporate Governance research and ratings.

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The index provider, which is the Adviser, an affiliate, created and maintains the Index by using the Sage/Sustainalytics proprietary framework to assign each issuer of bonds in the Barclays Capital U.S. Intermediate Credit Bond Index an ESG score from 1 to 100. To measure corporate sustainability, a set of environmental, social, and governance indicators specific to the industry of the respective issuer are scored. A score from 0 to 100 is given to each indicator. The ESG score is determined by the weighted sum of the indicator scores for a particular issuer. To be eligible for inclusion in the Index, an issuer must have a minimum overall ESG score of 50 and must rank in the top third of its peer group. Additionally, each issuer must have a Controversy Score of no higher than 3 (out of 5) and must meet certain other proprietary conditions specific to each industry group. Indicators of controversy for a company are analyzed and given a Controversy Score. The indicators that are analyzed are:

•	News regarding a company that may pose ESG risks for the company;
•	Incidents of misconduct with ESG implications by a company;
•	Events, which are a set of incidents that refers to one ESG issue; and
•	Controversies, which are a set of Events under one ESG topic.

The Index is constructed using a rules-based methodology and consists of investment grade domestic and U.S. dollar denominated foreign credit bonds that meet the criteria described above, representing each industry sector in proportion to the sectors that make up the Barclays Capital U.S. Intermediate Credit Bond Index. The bonds in the Index are also consistent with the duration (which, as of June 30, 2017, was 4.3 years), maturity (which, as of June 30, 2017, was 4.84 years) and yield curve positioning in the Barclays Capital U.S. Intermediate Credit Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A yield curve is a representation on a chart of the yields on bonds with identical credit ratings but different maturities. The process results in the Index, as well as the Fund, consisting primarily of corporate bonds that display strong fundamentals and positive ESG characteristics.

The index provider expects that the Index will have approximately 120 issues. The components of the Index, and the degree to which these components represent certain industries, are likely to vary over time.

The Index subscribes to the philosophy that companies with more sustainable corporate policies will keep pace with non-ESG portfolios while promoting positive ESG characteristics. Companies with high ESG scores are better actors both environmentally and fiscally, and financial benefits should accrue to bondholders over time by holding companies with the highest standards relative to ESG factors.

The Adviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the Index.

The Index is sponsored, created, compiled, and maintained by the Adviser. Wilshire Associates will be the calculation agent for the Index.

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Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in credit bonds. Credit bonds are debt instruments in which an investor loans money to an entity which borrows the funds for a defined period of time at a variable or fixed interest rate.  Typically credit bond include corporate bonds and other non-corporate bonds such as sovereign bonds, foreign agencies, and supranational entities. The Fund may invest the remainder of its assets in cash and cash equivalents. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ESG Risk. The ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o   Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o   Trading Issues. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of BATS. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares..

o   Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the

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particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
▪	To the extent authorized participants (“APs”) exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
▪	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Issuer Risk. The value of a security may increase for many reasons which directly relate to the issuer, such as management performance, improved financial condition and increased demand of the issuer’s goods or services. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

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Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of BATS, make trading in shares inadvisable. A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities (for example, certain swap agreements) at an advantageous time or price or achieve its desired level of exposure to a certain section.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on BATS, there can be no assurance that an active trading market for shares will develop or be maintained.

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.SageETFs.com or by calling 888-724-3911.

Investment Adviser: Sage Advisory Services LTD Co.

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Portfolio Managers: Robert Smith, President and Chief Investment Officer of the Adviser; Thomas Urano, Principal and Managing Member of the Adviser; and Ryan O’Malley, Fixed Income Portfolio Strategist of the Adviser, are the lead portfolio managers of the Fund. Nicolas Erickson, Assistant Vice President of Portfolio Management of the Adviser, and Komson Silapachai, Vice President of Research & Portfolio Strategy of the Adviser, also serve as portfolio managers of the Fund. Each portfolio managers has served the Fund as a portfolio manager since it commenced operations in October 2017.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on BATS and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income or long-term capital gains. A sale of Shares may result in a capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE:

Fund	Investment Objective
Sage ESG Intermediate Credit ETF	seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Sage ESG Credit Index.

The Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. The Fund has adopted a policy to invest at least 80% of its assets in a particular type of security. The Fund may change its 80% policy upon 60 days’ written notice to its shareholders.

PRINCIPAL INVESTMENT STRATEGIES

The Fund generally will invest at least 80% of its total assets in the component securities of the SAGE ESG Credit Bonds Index (the “Index”). The Index consists of corporate bonds selected from the Barclays Capital U.S. Intermediate Credit Bond Index that meet Environmental, Social and Governance (ESG) criteria jointly developed by the Adviser and Sustainalytics. Sustainalytics, based in London, England, is a global leader in ESG and Corporate Governance research and ratings.

The index provider, which is the Adviser, an affiliate, created and maintains the Index by using the Sage/Sustainalytics proprietary framework to assign each issuer of bonds in the Barclays Capital U.S. Intermediate Credit Bond Index an ESG score from 1 to 100. To measure corporate sustainability, a set of environment, social and governance indicators specific to the industry of the respective issuer are scored. A score from 0 to 100 is given to each indicator. The ESG score is determined by the weighted sum of the indicator scores for a particular issuer. The research itself is conducted at the indicator level, where a comprehensive set of generic and industry-specific indicators (roughly 60-80 indicators depending on the peer group such as environmental policies, renewable energy use, anti-discrimination policies, and whistle-blower programmes) are analyzed, scored and weighted to determine a company’s overall ESG performance. To be eligible for inclusion in the Index, an issuer must have a minimum overall ESG score of 50 and must rank in the top third of its peer group. Additionally, each issuer must have a Controversy Score of no higher than 3 (out of 5) and must meet certain other proprietary conditions specific to each industry group. Indicators of controversy for a company are analyzed and given a Controversy Score. The indicators that are analyzed are:

1.	News screening: Controversy analysis begins with news screening to capture news that may pose ESG risks for issuers. A daily news screen of Sustainalytics’ research universe is conducted by a dedicated team of analysts who screen reputable international and local media sources, social media, specialized publications and non-government organizations. Our intelligent learning algorithms search through at least 35,000 different sources and filter the news feed. We seek to capture news in real time.

2.	Incidents: A news report of an issuer’s alleged or actual misconduct with ESG implications is processed as an Incident within 48 hours. An Incident is assessed on two criteria – stakeholder impact and reputation risk – and each is scored on a scale of 1 to 10. Incidents are the building blocks of our controversy analysis, and their scores form the base of our controversy rating. All Incidents are dated and geographically pinned. An ESG Rating Report of an issuer with controversies will display a timeline chart of incidents.

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3.	Events: An Event is a set of incidents that refer to one ESG issue. An Event assessment applies additional layers of assessment criteria to the Incident scores to arrive at a fuller assessment. Examples are business risks, frequency of incidents and the issuer’s management of the ESG issue, including its response to certain incidents. An Event is rated on a scale of 1 to 5 and this rating feeds directly into the Controversy Rating.

4.	Controversies: A Controversy is a set of Events under one ESG topic that are structured based on stakeholder impact. There is no additional assessment applied at the Controversy level. The Controversy Rating assumes the most severe rating of all Events under the Controversy indicator. A Controversy indicator is also rated on a scale of 1 to 5 and each rating is equivalent to a raw score with an assigned weight. The weighted score of the Controversy indicator feeds directly into the ESG Rating.

The Index using a rules-based methodology and consists of investment grade domestic and U.S. dollar denominated foreign credit bonds that meet the criteria described above, representing each industry sector in proportion to the sectors that make up the Barclays Capital U.S. Intermediate Credit Bond Index. The bonds in the Index are also consistent with the duration (which, as of June 30, 2017, was 4.3 years), maturity (which, as of June 30, 2017, was 4.84 years) and yield curve positioning in the Barclays Capital U.S. Intermediate Credit Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A yield curve is a representation on a chart of the yields on bonds with identical credit ratings but different maturities. On the yield curve, the maturities are represented on the x-axis, and the yield is represented on the y-axis. That is, if the yield curve trends upward, it indicates that interest rates for long-term debt securities are higher than short-term debt securities; this is called a normal yield curve. A negative yield curve indicates that interest rates for short-term debt securities are higher, and a flat yield curve indicates that they are roughly the same. The process results in the Index as well as the Fund consisting primarily of corporate bonds that display strong fundamentals and positive ESG characteristics.

The index provider expects that the Index will have approximately 120 issues. The components of the Index, and the degree to which these components represent certain industries, are likely to vary over time.

The Index subscribes to the philosophy that companies with more sustainable corporate policies will keep pace with non-ESG portfolios while promoting positive ESG characteristics. Companies with high ESG scores are better actors both environmentally and fiscally, and financial benefits should accrue to bondholders over time by holding companies with the highest standards relative to ESG factors.

The Adviser uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of an underlying index. The Fund may or may not hold all of the securities in the Index.

The Index is sponsored, created, compiled, and maintained by the Adviser. Wilshire Associates will be the calculation agent for the Index.

Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in credit bonds. Credit bonds are debt instruments in which an

8

investor loans money to an entity which borrows the funds for a defined period of time at a variable or fixed interest rate.  Typically credit bond include corporate bonds and other non-corporate bonds such as sovereign bonds, foreign agencies, and supranational entities. The Fund may invest the remainder of its assets in cash and cash equivalents. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

PRINCIPAL INVESTMENT RISKS

The following describes the risks born by the Fund with respect to their investments.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Concentration Risk. The Fund may focus its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ESG Risk. The ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. The ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

o   Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o   Trading Issues. Trading in Shares on BATS may be halted due to market conditions or for reasons that, in the view of BATS, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of BATS. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares..

o   Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role
9

market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪	To the extent APs exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
▪	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Issuer Risk. The value of a security may increase for many reasons which directly relate to the issuer, such as management performance, improved financial condition and increased demand of the issuer’s goods or services. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Fund to decrease.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Index. Therefore, it would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming.

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Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of BATS, make trading in shares inadvisable. A particular investment may be difficult to purchase or sell, and the Fund may be unable to sell illiquid securities (for example, certain swap agreements) at an advantageous time or price or achieve its desired level of exposure to a certain section.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on BATS, there can be no assurance that an active trading market for shares will develop or be maintained.

PORTFOLIO HOLDINGS DISCLOSURE: A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information.

CYBERSECURITY: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from

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computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Sage Advisory Services LTD Co., 5900 Southwest Parkway, Building 1, Suite 100, Austin, TX 78735-6202, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The adviser manages accounts for individuals and institutions as well as the Fund. As of September 30, 2017 it had approximately $10.6 billion in assets under management.

Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Fund and the Adviser.

The management fee set forth in the Investment Advisory Agreement is 0.20% annually, to be paid on a monthly basis. In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement will be available in the Fund’s semi-annual report to shareholders dated February 28, 2018.

Portfolio Managers

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Robert Smith, Thomas Urano, and Ryan O’Malley are the lead portfolio managers of the Fund. Nicolas Erickson and Komson Silapachai also serve as a portfolio managers of the Fund. Each portfolio manager has served in that capacity since the Fund’s inception in October 2017.

Robert Smith has been the founder, President and Chief Investment Officer of the Adviser since 1996. He began his career in 1970 at Moody's Investors Services as a member of the Corporate Bond Rating Committee; he then went on to Loeb, Rhodes & Co. to cover the insurance industry in the Institutional Equity Research department. He later worked at Merrill Lynch & Co. for 13 years in a variety of institutional research, trading and portfolio management roles in New York and London. During this period, he was assigned to the Saudi Arabian Monetary Agency as a Resident Financial Advisor in Riyadh responsible for managing the foreign reserves of the Central Bank. He received his M.B.A. in Finance from New York University Stern School of Business, is an Accredited Investment Fiduciary (AIF) and Certified Investment Management Consultant (CIMC).

Thomas Urano, has been Portfolio Manager with the Adviser since 2003. He is a Principal and Managing Director of the Adviser and a member of the Investment Committee. He joined the adviser in March of 2003. He serves as a Portfolio Manager for the taxable fixed income and equity strategies. He began his career in 1996 as a Fixed Income Trader with Credit Suisse Asset Management in New York. Later, he joined Morgan Keegan as a Fixed Income Portfolio Accountant. He received his B.A. in Economics from The University of Texas at Austin and is a Chartered Financial Analyst (CFA) and a member of the CFA Institute.

Ryan O’Malley has served as Fixed Income Portfolio Strategist at the Adviser since August, 2016. Prior to joining the Adviser, Ryan worked as a Corporate Credit Analyst at Payden & Rygel dating back to 2011. He began his investment career in 2004 as a Senior Equity Analyst at Origin Capital Management. He then worked as an Equity Analyst at Tidal Creek Capital Management, LLC.. He received his M.B.A. from the Anderson School of Management from the University of California Los Angeles and his B.A. degree in Economics from Columbia University in New York City. He is a Chartered Financial Analyst (CFA) and member of the CFA Institute.

Nicolas Erickson has been an Assistant Vice President of Portfolio Management since joining the Adviser in 2008. Prior to joining the Adviser, Nick began his investment career in 2004 as an Analyst with General Motors Acceptance Corporation (GMAC).  Nick received his M.B.A. from Webster University in Missouri and a B.A. degree in Economics from Grinnell College in Iowa. Nick is a Chartered Financial Analyst (CFA) and a member of the CFA Institute.

Komson Silapachai has served as a Vice President of Research & Portfolio Strategy at the Adviser since July 2016. Prior to joining the Adviser, Komson began his investment career in 2008 with the Teacher Retirement System of Texas where he served in a variety of asset allocation, portfolio management, and trading roles. He received his B.B.A. in Finance from Texas A&M University and is a Chartered Financial Analyst (CFA) and member of the CFA Institute.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Fund shares.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at the close of regular trading on BATS (normally 4:00 p.m. Eastern Time) on each day BATS is open. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares

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outstanding ((assets-liabilities)/number of shares = NAV). BATS is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the BATS on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of its securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs that hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the BATS. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the

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prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.SageETFs.com.

How to Buy and Sell Shares

Shares of the Fund will be listed for trading on BATS under the symbol GUDB. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when BATS is open for trading. BATS is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 50,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository

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Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax

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impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

The Fund makes distributions,

You sell your Shares listed on BATS, and

You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-

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free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status in the SAI for more information.

Fund Service Providers

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant.  It has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  It is an affiliate of the Distributor.

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Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110, is the Fund’s transfer agent and custodian.

Northern Lights Distributors, LLC (the “Distributor”), 17605 Wright Street, Omaha, NE 68130, is the distributor for the shares of the Fund.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, Ohio 43215, serves as legal counsel to the Trust.

Tait Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the Fund’s independent registered public accounting firm.  The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Other Information

Investments by Investment Companies

The SEC has granted an exemptive order to the Adviser permitting registered investment companies and unit investment trusts that enter into an agreement with the Trust (“Investing Funds”) to invest in series of the Trust beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the

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prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 888-724-3911 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

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PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust IV does not jointly market.

22

Sage ESG Intermediate Credit ETF

Adviser	Sage Advisory Services LTD Co. 5900 Southwest Parkway Building 1, Suite 100 Austin, TX 78735-6202	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, NE 68130
Custodian &Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Administrator	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130	Independent Registered Public Accountant	Tait Weller & Baler LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

Additional information about the Fund is included in the Fund’s SAI dated October 20, 2017. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call
888-724-3911. The Fund does not have a website; however information relating to the Fund can be found on the website at www.SageETFs.com. You may also write to:

Sage ESG Intermediate Credit ETF

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-23066

4831-8207-4445.1

Sage ESG Intermediate Credit ETF

GUDB

STATEMENT OF ADDITIONAL INFORMATION

October 20, 2017

Listed and traded on:

Bats Global Markets (“BATS”).

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the combined Prospectus of the Sage ESG Intermediate Credit ETF (the "Fund") dated October 20, 2017. The Fund’s Prospectus is hereby incorporate by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semiannual reports without charge by contacting the Fund’s Distributor, Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, NE  68130-2095 or by calling 888-724-3911 . You may also obtain a Prospectus by visiting the website at www.SageETFs.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS	1
INVESTMENT RESTRICTIONS	18
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	20
MANAGEMENT	21
CONTROL PERSONS AND PRINCIPAL HOLDERS	25
INVESTMENT ADVISER	26
THE DISTRIBUTOR	28
PORTFOLIO MANAGERS	30
ALLOCATION OF PORTFOLIO BROKERAGE	32
PORTFOLIO TURNOVER	32
OTHER SERVICE PROVIDERS	32
DESCRIPTION OF SHARES	34
ANTI-MONEY LAUNDERING PROGRAM	35
PURCHASE, REDEMPTION AND PRICING OF SHARES	35
TAX STATUS	49
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	54
LEGAL COUNSEL	54
FINANCIAL STATEMENTS	54
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1

THE FUND

The Fund is a diversified series of Northern Lights Fund Trust IV, a Delaware statutory trust organized on June 2, 2015 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s investment objective is to seek investment results that generally correspond to the performance of an applicable underlying index (the “Underlying Index”).  The Fund is managed by Sage Advisory Services LTD Co. (the "Adviser"). The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund will issue and redeem Shares at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit").  The Fund will issue and redeem Creation Units principally in exchange for a basket of securities included in the Underlying Index (the "Deposit Securities"),, together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee.  The Fund is expected to be approved for listing, subject to notice of issuance, on BATS (the "Exchange").  Shares will trade on the Exchange at market prices that may be below, at, or above NAV.  In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash.  In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities.  In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.  See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

In order to provide additional information regarding the indicative value of Shares of the Fund, NYSE Arca or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated "intraday indicative value" ("IIV") for the Fund as calculated by an information provider or market data vendor.  The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

TYPES OF INVESTMENTS

The Fund seeks to achieve its investment objective by investing primarily in securities that comprise the Underlying Index.  The Fund operates as an index fund and will not be actively

1

managed.  The Fund may use a “sampling” methodology –  in seeking to achieve its investment objective including when securities in the Underlying Index are unavailable or trading in round lots that are too large to include in the Deposit Securities or until the Fund achieves scale.  Sampling involves using a quantitative analysis to select securities that, in the aggregate, have investment characteristics resembling the Underlying Index in terms of key risk factors, performance attributes and other characteristics.

A discussion of the Fund's investment policies and the risks associated with an investment in the Fund is contained in the Prospectus.  The discussion below supplements, and should be read in conjunction with, the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares).  Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change.  These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities.  There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid.  The price at which securities may be sold and the value of the Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.  The performance of the Fund and the Underlying Index may vary due to asset valuation differences: the Fund may fair value certain of the securities it holds and to the extent it calculates its NAV based on fair value prices, the Fund’s ability to track the Underlying Index may be adversely affected.  There may also be differences between the Fund’s portfolio and the Underlying Index as a result of legal restrictions, cost or liquidity constraints.  Similarly, liquidity constraints also may delay the Fund’s purchase or sale of securities included in the Underlying Index.  Further, the investment activities of one or more of the Adviser’s affiliates for their proprietary accounts and for client accounts may also adversely impact the Fund’s ability to track the Underlying Index.  For example, in regulated industries, and in corporate and regulatory ownership definitions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded, or that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause the Adviser, the Fund or other client accounts to suffer disadvantages or business restrictions.  As a result, the Fund may be restricted in its ability to acquire particular securities due to positions held by the Adviser’s affiliates.

In addition, the use of a representative sampling approach by the Fund may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index.  It is also possible that the Fund may not replicate the performance of the Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances.  The Fund may also have to vary its portfolio holdings from the

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composition of the Underlying Index in order to qualify, and continue to qualify, as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code").  See Taxes below for additional information on the Fund’s tax treatment.

The Fund is not actively managed, and therefore would not necessarily sell a security, even if the security’s issuer is in financial trouble, unless the security is removed from the Underlying Index.

Bonds

A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case a fund may have to reinvest the proceeds at lower market rates. Similarly, a fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities.

Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event ofliquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds.

The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the securities may

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not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

ESG

An ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. An ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards.

Foreign Securities

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Illiquid Securities

The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities may include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets, as determined in accordance with SEC staff guidance. The liquidity of a security relates to the ability to readily dispose of the security and the price to be obtained upon disposition of the security, which may be lower than the price that would be obtained for a comparable, more liquid security. Illiquid securities may trade at a discount to comparable, more liquid securities and the Fund may not be able to dispose of illiquid securities in a timely fashion or at their expected prices.

Repurchase Agreements

In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed

4

creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Securities of Other Investment Companies

Investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the Fund. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

The Fund and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund’s outstanding

5

securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets. The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed

6

securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

7

1. Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2. Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4. Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6. Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7. Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will

8

not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

Although fundamental investment restriction #7 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about theFund's portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Fund, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation ("NSCC") and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Access to information concerning the Fund's portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers' agreements with the Trust on behalf of the Fund.

The Fund discloses on the Adviser’s website at www.SageETFs.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund's portfolio holdings with the SEC on Form N-Q. The Trust will also disclose a complete schedule of the Fund's portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters.

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Form N-Q and Form N-CSR for the Fund will be available on the SEC's website at www.sec.gov. The Fund's Form N-Q and Form N-CSR, when available, may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. The Fund's Form N-Q and Form N-CSR will be available without charge, upon request, by calling 888-724-3911 or visiting, www.SageETFs.com or by writing to: Sage ETFs, c/o Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, New York 11788.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC. Gemini Fund Services, LLC is the fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Brown Brothers Harriman & Co. Brown Brothers Harriman & Co. is custodian and transfer agent for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

TAIT WELLER & BAKER LLP. Tait Weller & Baker LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP. Thompson Hine LLP is counsel to the Trust; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

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The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request. The Board consists of four (4) individuals, each of whom are not "interested persons" (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Joseph Breslin, who has served as the Chairman of the Board since July 2015. The Board of Trustees is comprised of four independent Trustees. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

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Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Breslin has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate based, in part, upon his years of service as an officer and/or Trustee to other registered investment companies. Thomas Sarkany is qualified to serve as a Trustee based on his experience in various business and consulting positions, and through his experience from service as a board member of the Trust and other investment companies. Since 2010, he has been the President of a financial services firm and from 1994 through 2010, held various roles at a publicly held company providing financial research, publications and money management services to retail and institutional investors, including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. In addition to his service as a Trustee of the Trust, Mr. Sarkany serves as a trustee of the Northern Lights Fund Trust II and has previously served as a director of certain public companies. Charles R. Ranson has more than 20 years’ experience in strategic analysis and planning, risk assessment, and capital formation in the operation of complex organizations and entrepreneurial ventures. In addition to his service to the Trust, Mr. Ranson serves as an independent trustee to another mutual fund complex Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background and professional training. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, J.E. Breslin & Co. (management consulting firm to investment advisers), 2009 to present.	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust; Trustee, BlueArc Multi-Strategy Fund (since 2014)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	President, TTS Consultants, LLC (financial services), 2010 to present.	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Aquila Distributors; Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2014), Trustee, Northern Lights Fund Trust II (since 2011).
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Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	President, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), 2003 – present.	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust since November 2012.

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012), Vice President, Gemini Fund Services, LLC (2004-2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC, (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013)	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** As of October 1, 2017, the Trust was comprised of 19 other active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of

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their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Compensation

Effective January 1, 2017, each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $12,500, for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in arrears of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

Additionally, in the event of an in-person meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $6,250 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees are expected to receive from the Fund during the initial fiscal period ending November 30, 2018. Each Independent Trustee is expected to attend all quarterly meetings during the period. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Sage ESG Intermediate Credit ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex* Paid to Trustees
Joseph Breslin	$7,142	$0	$0	$7,142
Thomas Sarkany	$7,142	$0	$0	$7,142
Ira Rothblut**	$2,381	$0	$0	$2,381
Charles Ranson	$7,142	$0	$0	$7,142

* There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the Fund, and not to any other series of the Trust.

*Mr. Rothblut resigned as Trustee of the Trust and will receive no compensation from the Trust after December 31, 2017

Management and Trustee Ownership

As of the date of this SAI, the Trustees and officers, as a group, owned no shares of the Fund or any of the Fund Complex’s outstanding shares.

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CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of the date of this SAI, no shareholder(s) of record owned 5% or more of the outstanding shares of each class of the Fund.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

Sage Advisory Services LTD Co., 5900 Southwest Parkway, Building 1, Suite 100, Austin, TX 78735-6202, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs. Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees. In general, the Adviser's duties include setting the Fund’s overall investment strategies and asset allocation.

Pursuant to the Advisory Agreement, the Adviser, under the supervision of the Board of Trustees, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

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In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and supplemental administrative services necessary for the operation of the Fund. These services include providing assisting in the supervising of relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Fund pays an annual management fee (computed daily and payable monthly) of 0.20% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least December 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of the recoupment.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled ("The Distributor") (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a

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majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted codes of ethics (each a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies, or the proxy policies of the Adviser's designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client's directive using the recommendation of an independent third party. If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client's account. A copy of the Adviser's and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 888-724-3911; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 888-724-3911 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund

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pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s Shares are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days' written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

Rule 12b-1 Plans

The Trust, with respect to the Fund, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Shares pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor's account maintenance services under the Plans. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Fund will bear their own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution.  No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees.  In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Funds and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares

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of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plans. During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGERS

Robert Smith, Thomas Urano, and Ryan O’Malley are the lead portfolio managers for the Fund. Nicolas Erickson and Komson Silapachai also serve as portfolio managers of the Fund. As of September 30, 2017, the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Fund:

Robert Smith

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)

Registered Investment Companies	2	120	0	0
Other Pooled Investment Vehicles	16	963	0	0
Other Accounts	452	9,527	0	0

Thomas Urano

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Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	2	120	0	0
Other Pooled Investment Vehicles	16	963	0	0
Other Accounts	452	9,527	0	0

Ryan O’Malley

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	2	120	0	0
Other Pooled Investment Vehicles	16	963	0	0
Other Accounts	452	9,527	0	0

Nicolas Erickson

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	2	120	0	0
Other Pooled Investment Vehicles	16	963	0	0
Other Accounts	452	9,527	0	0

Komson Silapachai

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Registered Investment Companies	2	120	0	0
Other Pooled Investment Vehicles	16	963	0	0
Other Accounts	452	9,527	0	0

Conflicts of Interest

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As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or "soft dollars", if any). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Mr. Smith and Mr. Urano are compensated through salary and discretionary bonus, in addition to equity participation in the Adviser. Mr. O’Malley, Mr. Erickson and Mr. Silapachai are compensated through salary and discretionary bonus.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Sage ESG Intermediate Credit ETF
Robert Smith	$0
Thomas Urano	$0
Ryan O’Malley	$0
Nicolas Erickson	$0
Komson Silapachai	$0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers who are employees of the Adviser. The Adviser are authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

  the best net price available;
  the reliability, integrity and financial condition of the broker or dealer;
  the size of and difficulty in executing the order; and
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  the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

OTHER SERVICE PROVIDERS

Fund Administration

Gemini Fund Services, LLC, (the "Administrator"), which has its principal office at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to ETF Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

 The ETF Fund Services Agreement is dated July 27, 2016. The Agreement will remain in effect for two years from the effective date of the agreement, and will remain in effect subject to annual approval of the Board for one-year periods thereafter. The Administration Service Agreement is terminable by the Board or the Administrator on ninety days' written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund's

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Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund's Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund's shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund's custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund.

For administrative services rendered to the Fund under the Agreement, the Fund pays GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the Agreement, the Fund pays GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. The Fund also pay GFS for any out-of-pocket expenses.

Transfer Agent

Brown Brothers Harriman& Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Custodian

BBH, located at 50 Post Office Square, Boston, MA 02110 (the "Custodian"), serves as the custodian of the Fund's assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures

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of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee plus an annual asset based fee, which scales downward based upon net assets. The Fund also pays NLCS for any out-of-pocket expenses.

Index Provider

The Underlying Index is an index sponsored, created, compiled, and maintained by the Adviser.

In order to minimize any potential for conflicts caused by the fact that the Adviser acts as both the Underlying Index provider and investment adviser to the Fund, the Fund will post on its website on each day that the BATS and the Trust are open for business (a "Business Day"), before commencement of trading of shares on BATS, the identities and quantities of the portfolio securities, assets and other positions held by the Fund that will form the basis for the Fund's calculation of NAV at the end of the Business Day.

The Adviser does not charge a licensing fee for the Fund to use the Underlying Index. If the Adviser were to no longer serve as the adviser to the Fund, it may determine to no longer allow the Fund to use the Underlying Indexes as part of the Fund’s strategy or to charge a fee for the Fund to do so. Such an event could result in the Fund having to change its investment strategies, being liquidated, or an increase to the Fund’s expense ratio.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust's secretary serves as its Anti-Money Laundering Compliance Officer.

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Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day that NYSE Arca is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Trust’s Fair Value Committee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the

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Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 50,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a

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broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$500	0.40%

* As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

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Because the portfolio securities of the Fund may trade on days that NYSE Arca is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on NYSE Arca, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on NYSE Arca (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

The Deposit Securities may change and as rebalancing adjustments and corporate action events of the Underlying Index are reflected from time to time by the Adviser in the Fund’s portfolio. The Deposit Securities may also change in response to the rebalancing and/or constitution of the Underlying Index. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

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To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian , who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then

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deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+3.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit.

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While, as stated above, Creation Units are generally delivered on T+3, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to

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the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The Redemption Securities may change as rebalancing adjustments and corporate action events of the Underlying Index are reflected from time to time by the Adviser in the Fund’s portfolio. The Redemption Securities may also change in response to the rebalancing and/or reconstitution of the Underlying Index. These adjustments will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Redemption Basket.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude

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the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

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All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2017 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

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Argentina	Australia	Austria	Bahrain	Bangladesh	Belgium	Bermuda
January 01 February 16, 17 March 23, 24 April 02, 03 May 01, 25 July 09 August 17 October 12 November 06, 27 December 07, 08, 25	January 01, 26 March 09 April 03, 06 June 08 August 03 October 05 November 03 December 24, 25, 28, 31	January 01, 06 April 03, 06 May 01, 14, 25 June 04 October 26 December 24, 25, 31	January 01, 25 May 03 July 19 September 24, 27, 28 October 14, 15, 22, 25, 26 December 16, 17, 23	January 04 March 17, 26 April 14, 28 May 03 June 03 July 01, 15, 19 September 23, 24, 25, 26, 27, October 22 November 04 December 16, 24, 31	January 01 April 03, 06 May 01 December 25,31	January 01 April 03 May 25 June 15 July 30, 31, September 07 November 11 December 25, 28
Bosnia-Herzegovina	Botswana	Brazil	Bulgaria	Canada	Chile	China
January 01, 02, 06, 07, 09 March 02 April 06, 10, 13 May 01 July 17 September 24, 25 November 25 December 25	January 01, 02 April 03, 06 May 01, 14 July 01, 20, 21 September 30 October 01 December 25	January 01 February 16, 17, 18 April 03, 21, May 01 June 04 July 09 September 07 October 12, November 02, 20 December 24, 25, 31	January 01, 02, 24 March 02, 03 April 10, 13 May 01, 06, September 21, 22 December 24, 25, 31	January 01 February 16 April 03 May 18 July 01 August 03, September 07 October 12 November 11 December 25, 28	January 01 April 03 May 01, 21, June 29 July 16 September 18 October 12 December 08, 25, 31	January 01, 02, 19 February 16, 18, 19, 20, 23, 24, 28 April 03, 06, May 01, 25, June 22 July 01 September 03, 04, 05, 06, 07, 28 October 01, 02,05, 06, 07, 12, 21 November 11, 26 December 25
Clearstream	Colombia	Costa Rica	Croatia	Cyprus	Czech Republic	Denmark
January 01 December 25	January 01, 12 March 23 April 02, 03 May 01, 18 June 08, 15, 29 July 20 August 07, 17 October 12 November 02,16 December 08, 25	January 01 April 02, 03 May 01 September 15 October 12 December 25	January 01, 06 April 03, 06 May 01 June 04, 22, 25 August 05 October 08 December 24, 25, 31	January 01, 06 February 23 March 25 April 01, 03, 06, 10, 13, 14 May 01 June 01 October 01, 28 December 24, 25	January 01 April 03, 06, May 01, 08 July 06 September 28 October 28 November 17 December 24, 25, 31	January 01 April 02, 03, 06 May 01, 14, 15, 25 June 05 December 24, 25, 31
Ecuador	Egypt	Estonia	Euroclear	Finland	France	Germany
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January 01, 02 February 16, 17 April 03 May 01 August 10 October 09 November 02, 03 December 25	January 01, 07, 25 April 12, 13, July 01, 23, September 23, 24, 27, October 06, 14 December 23	January 01 February 24 April 03 May 01, 14 June 23, 24, August 20 December 24, 25, 31	January 01 December 25	January 01, 06, 30 April 02, 03, 06 May 01, 14, June 19 December 24, 25, 31	January 01 April 03, 06 May 01 December 25, 31	January 01 April 03, 06, May 01, 14, 25 June 04 December 24, 25, 31
Ghana	Greece	Hong Kong SAR	Hungary	Iceland	India	Indonesia
January 01 March 06 April 03, 06, May 01, 25, July 01, 20, September 21, 24, December 04, 25, 28	January 01, 06 February 23 March 25 April 03, 06, 09, 10, 13 May 01 June 01, 29, 30 July 01, 02, 03, 06, 07, 08, 09, 10, 13, 14, 15, 16 October 28 December 24, 25, 31	January 01 February 16, 18, 19, 20 April 03, 06, 07 May 01, 25 July 01 September 03, 28 October 01, 21 December 24, 25, 31	January 01, 02 April 03,06, May 01, 25 August 08, 20, 21 October 23 December 24, 25, 31	January 01 April 02, 03, 06, 23 May 01, 14, 25 June 17 August 03 December 24, 25, 31	January 26 February 17, 19, 28 March 06 April 01, 02, 03, 14, May 01, 04, July 01 August 18 September 17, 25 October 02, 22 November 11, 12, 25, December 24, 25	January 01 February 19 April 03 May 01, 14 June 02 July 16, 17, 20, 21 August 17 September 24 October 14 December 24, 25, 31
Ireland	Israel	Italy	Ivory Coast	Japan	Jordan	Kazakhstan
January 01 March 17 April 03, 06, May 01, 04, 25 June 01 August 03 October 26 December 25, 28	March 05, 17 April 03, 05, 06, 07, 08, 09, 10, 22, 23 May 24 July 26 September 13, 14, 15, 22, 23, 27, 28, 29, 30, October 01, 04, 05	January 01, 06 April 03, 06 May 01 December 08, 24, 25, 31	January 01, February 09 April 03, 06, May 01, 14, 25 July 14 August 07 September 24 December 25	January 01, 02, 12 February 11 April 29 May 04, 05, 06 July 20 September 21, 22, 23, October 12 November 03, 23 December 23, 31	October 15	January 01, 02, 07 March 09, 23, 24, 25 May 01, 07, 11 July 06 September 24 December 01, 16, 17
Kenya	Kuwait	Latvia	Lebanon	Lithuania	Luxembourg	Malaysia
January 01 April 03, 06, May 01 June 01 October 20 December 25	January 01, 25 February 25, 26 May 17 July 17, 19, 20 September 23, 24, 25, 26, 27 October 14, 15 December 24	January 01, 02 April 03, 06, May 01, 04, 14 June 22, 23, 24 November 18 December 25, 31	January 01, 06 February 09 March 25 April 03, 10, 13 May 01, 25, July 17 September 24, 25 October 14, 23 November 23 December 25	January 01 February 16 March 11 April 06 May 01, 14, June 24 July 06 December 24, 25, 31	January 01 April 03, 06, May 01, 14, 25 June 23 December 24, 25, 31	January 01 February 02, 03, 18, 19, 20, May 01, 04 July 16, 17 August 31 September 16, 24 October 14 November 10 December 24, 25
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Mauritius	Mexico	Morocco	Namibia	Netherlands	New Zealand	Nigeria
January 01, 02 February 03, 17, 19 March 12 May 01 September 18 November 02, 11 December 25	January 01 February 02 March 16 April 02, 03, May 01 September 16 November 02, 16 December 25	January 01 May 01 July 17, 30 August 14, 20, 21 September 24, 25 October 15 November 06, 18	January 01 March 21 April 03, 06, May 01, 04, 14, 25 August 26 December 10, 25	January 01 April 03, 06, May 01 December 25, 31	January 01, 02 February 06 April 03, 06, 27 June 01 October 26 December 25, 28	January 01, 05 April 03, 06 May 01, 29 July 17, 20 September 24, 25 October 01 December 25
Norway	Oman	Pakistan	Palestine Autonomous Area	Peru	Philippines	Poland
January 01 April 01, 02, 03, 06 May 01,14, 25 December 24, 25, 31	January 01, 04, 14, 25 May 16, 17 July 16, 19, 20, 23 September 23, 24 October 14, 15 November 18, 19 December 24	January 01, 03 February 05 March 23 May 01 June 22 July 01, 17, 18, 20, 21 August 14 September 24, 25, 26, 27 October 22, 23 November 09 December 25	January 01, 07 March 08 July 16, 19 September 23, 24, 25, 26, 27 October 14, 15 November 15	January 01, 02 April 02, 03 May 01 June 29 July 28, 29, October 08, 09 December 08, 25	January 01, 02, 15, 16, 19 February 19 April 02, 03, 09 May 01 June 12 August 21, 31 September 25 November 18, 19, 30 December 24, 25, 30, 31	January 01, 06 April 03, 06, May 01 June 04 November 11 December 24, 25, 31
Portugal	Qatar	Romania	Russia	Rwanda	Saudi Arabia	Serbia
January 01 April 03, 06, May 01 December 25, 31	January 01 February 10 March 01 July 19, 20, 21 September 23, 24, 27, 28	January 01, 02 April 13 May 01 June 01 November 30 December 01, 25	January 01, 02, 05, 06, 07, 08, 09, February 23 March 09 May 01, 04, 11 June 12 November 04 December 31	January 01 April 03, 07 May 01 July 01 September 24 December 25	January 25 July 16, 19, 20, 21, 22, 23 September 22, 23, 24, 25, 26, 27, 28	January 01, 02, 07 February 16, 17 April 10, 13 May 01 November 11
Singapore	Slovakia	Slovenia	South Africa	South Korea	Spain	Sri Lanka
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January 01 February 18, 19, 20 April 03 May 01 June 01 July 17 August 07, 10 September 11, 24 November 10 December 25	January 01, 06 April 03, 06, May 01, 08 September 01, 15 November 17 December 24, 25	January 01 April 03, 06, 27 May 01 June 25 December 25	January 01 April 03, 06, 27 May 01 June 16 August 10 September 24 December 16, 24, 25	January 01 February 18, 19, 20 May 01, 05, 25 August 14 September 28, 29 October 09 December 25, 31	January 01 April 03, 06, May 01 December 24, 25, 31	January 01, 05, 08, 14, 15 February 03, 04, 17 March 05 April 03, 13, 14, May 01, 04 June 02 July 01, 31 September 24 October 27 November 10, 25 December 24, 25
Swaziland	Sweden	Switzerland	Taiwan	Tanzania, United Republic Of	Thailand	Trinidad & Tobago
January 01, 08 April 03, 06, 20 May 01, 14, July 22 December 25	January 01, 05, 06 April 02, 03, 06, 30 May 01, 13, 14 June 19 October 30, December 24, 25, 31	January 01, 02 April 03, 06, May 01, 14, 25 December 24, 25, 31	January 01, 02 February 16, 17, 18, 19, 20, 23, 27, April 03, 06 May 01 June 19 September 28, 29 October 09	January 01, 12 April 03, 06, 07 May 01 July 01, 07, 17 September 24 October 14 November 05 December 09, 25	January 01, 02 March 04 April 06, 13, 14, 15 May 01, 04, 05 June 01 July 01, 30 August 12 October 23 December 07, 10	January 01 March 30 April 03, 06 June 04, 19 August 31 September 24 December 25
Tunisia	Turkey	Uganda	Ukraine	United Arab Emirates	United Kingdom	United States
January 01, 14 March 20 April 09 May 01 July 17 August 13 September 24, 25 October 14, 15	January 01 April 23, May 01, 19, July 16, 17, September 23, 24, 25, October 28, 29	January 01, 26 April 03, 06, May 01 June 03, 09, September 24 October 09 December 25	January 01, 02, 05, 07 March 09 April 13 May 01, 04, 11 June 01, 29 August 24	January 01 February 16 May 17 July 19, 20 September 23, 24 October 14, 15 December 02, 03	January 01, 19 February 16 April 03, 06 May 01, 04, 25 August 31 December 25, 28	January 01, 19 February 16 April 03 May 25 July 03 September 07 October 12 November 11, 26 December 25
Uruguay	Venezuela	Vietnam	Zambia	Zimbabwe
January 01, 06 February 16, 17 April 02, 03, May 01, 18 June 19 August 25 October 12 November 02 December 25	January 01, 05 February 16, 17 March 19 April 02, 03, May 01, 18 June 08, 24, 29 July 24 October 12 December 07, 24, 25, 31	January 01 February 16, 17, 18, 19, 20, 23, 24, April 28, 29, 30 May 01 September 02	January 01, 02, 20 March 09, 12 April 03, 06, May 01, 25 July 06, 07, August 03 December 25	January 01 April 03, 06 May 01, 25 August 10, 11 December 22, 25
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Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred after January 31, 2011 may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the

39

market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

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Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot

41

be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and

42

individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

43

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, as its independent registered public accounting firm for the current fiscal period. The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, have not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund's Annual or Semi-Annual Report without charge by calling the Fund at 888-724-3911.

44

Sage Advisory Services, Ltd. Co. (“Sage”)

Proxy Voting Policy

23.1	Overview

This proxy voting policy is designed to provide reasonable assurance that proxies are voted in the clients’ best economic interest, when the responsibility for voting client proxies rests with Sage. Sage will vote proxies for clients pursuant to the authority granted in the investment management agreement between Sage and its client, or as granted by written direction from the client.

Mr. John Slais, the Chief Compliance Officer (“CCO”), is responsible for oversight of this policy. Questions regarding this policy should be directed to the CCO.

23.2	Conflicts of Interest

A.	Overview

Sage may encounter a material conflict in voting client proxies. Sage has a duty to recognize a material conflict and to resolve the conflict before voting the proxy. For purposes of this policy, material conflicts of interest are defined as those conflicts that a reasonable investor would view as important in making a decision regarding how to vote a proxy.

Examples of material conflicts include (but are not limited to):

1.	Sage provides investment management services to a publicly traded company and also holds that same security within client portfolios which is subject to a proxy; and
2.	A Sage employee has a business or personal relationship (such as a close friend or spouse) with a member of executive management, a participant in the proxy contest, or a corporate director of the company.

B.	Identifying Conflicts of Interest

1.	Sage shall maintain a listing of all material business conflicts of interests – those business relationships between the firm and other parties that are deemed to be material and may result in a conflict with respect to a future proxy contest.
2.	All employees are required to disclose all personal and familial relationships that may present a material conflict of interest with respect to a future proxy contest. Employees who are unsure whether a relationship should be disclosed as a material conflict should consult the CCO for guidance.

C.	Resolving Material Conflicts of Interest

Unless a client requests otherwise, Sage will take one of the following actions to ensure the proxy voting decision is based on the client’s best interests and is not a result of the conflict.

1.	Engage an independent party to determine how to vote the proxy;
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2.	Prepare a report that (i) describes the conflict of interest; (ii) discusses procedures used to address such conflict of interest; (iii) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (iv) confirms the recommendation was made solely on the investment merits and without regard to any other consideration;
3.	Refer the proxy to a client or to a representative of the client for voting purposes;
4.	Disclose the conflict to the affected clients and seek their consent to vote the proxy prior to casting the vote; or
5.	Vote in accordance with a pre-determined voting policy, as disclosed to clients.

23.3	Disclosures to Clients

A client may request Sage to deliver this Proxy Voting Policy as well as a record of how Sage has voted that client’s proxies. Sage will use the firm’s Part 2A of Form ADV disclosure to:

A.	Notify clients of how they may obtain a copy of this policy;
B.	Notify clients of how they may obtain a record of how their securities were voted; and
C.	Summarize the firm’s proxy voting policies.

23.4	Voting Guidelines

Sage strives to vote all proxies in the best economic interests of its clients. The decision of how to vote follows the same criteria Sage uses in managing client accounts – to vote for proposals in such a manner that, in Sage’s opinion, will increase shareholder value.

A.	General Overview

In evaluating a particular proxy proposal, Sage takes into consideration, among other items:

1.	Management’s assertions regarding the proxy proposal;
2.	Sage’s determination of how the proxy proposal will impact its clients; and
3.	Sage’s determination of whether the proxy proposal will create dilution for shareholders.
B.	Proxy Proposals Regarding Business Operations Matters

Sage will generally support management’s recommendations on proxy issues related to business operations matters. Sage believes a company’s management should generally have the latitude to make decisions related to the company’s business operations. However, when Sage believes the company’s management is acting in an inconsistent manner with its clients’ best interests Sage will vote against management’s recommendations.

C.	Proxy Proposals Regarding Compensations Matters

1.	Sage will generally vote against non-salary compensation plans (such as stock compensation plans, employee stock purchase plans and long-term incentive plans) unless, in Sage’s opinion, such plans are structured to not create serious dilution to shareholders; and
2.	Sage will analyze all other compensation plans on a case-by-case basis.

D.	Proxy Proposals Regarding Control Matters

1.	Sage will review proxy proposals regarding control matters (e.g., mergers and anti-takeover tactics) related to a company on a case-by-case basis;
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2.	Sage generally opposes measures limiting the rights of shareholders; and
3.	Sage generally opposes measures preventing shareholders from accepting an offer of a sale of a company.

23.5	Record Retention Requirements

Sage shall keep the following proxy voting records:

A.	These proxy voting policies and procedures;
B.	Proxy statements received regarding client securities. Electronic statements, such as those maintained on EDGAR or by a proxy voting service, are acceptable;
C.	Records of proxy votes cast on behalf of each client;
D.	Records of client requests for proxy voting information, including a record of the information provided by Sage; and
E.	Documents prepared by Sage that were material to making the decision of how to vote.

Sage will keep these records in accordance with its Record Retention Policy.

Approved: January 14, 2014

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PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Registrant's Trust Instrument was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Certificate of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on June 8, 2015 and is incorporated by reference.

(b) By-Laws. Registrant's By-Laws was previously filed as an exhibit to the Registrant’s

Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Management Agreement between Anchor Capital Management Group, Inc. and the Registrant with respect to Anchor Tactical Credit Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Management Agreement between Main Management Fund Advisors, LLC and the Registrant, with respect to the Main BuyWrite Fund was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 in Post-Effective Amendment No. 3 and is incorporated by reference.

(iii)	Management Agreement between Measured Risk Portfolios, Inc. and the Registrant, with respect to the Measured Risk Strategy Fund was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 4 and is incorporated by reference.

(iv)	Management Agreement between Tree Ring Capital Management LLC and the Registrant, with respect to the Tree Ring Stock Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2016 with Post-Effective Amendment No. 7 and is incorporated by reference.

(v)	Management Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Value Fund was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(vi)	Form of Management Agreement between LGM Capital Management, LLC and the Registrant, with respect to the Low Beta Tactical 500 Fund was previously filed as an exhibit to the Registrant’s Registration Statement on August 26, 2016 with Post-Effective Amendment No. 15 and is incorporated by reference.

(vii)	Management Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, Anchor Tactical Real Estate Fund, Anchor Tactical Equity Strategies VP, Anchor Tactical Municipal Strategies VP, Anchor Tactical Real Estate VP, and Anchor Tactical Credit Strategies VP was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.

(viii)	Management Agreement between Blue Sky Asset Management, LLC and the Registrant, with respect to the QUANTX Risk Managed Growth ETF, QUANTX Risk Managed Multi-Asset Income ETF, QUANTX Risk Managed Real Return ETF, QUANTX Risk Managed Multi-Asset Total Return ETF and QUANTX Dynamic Beta US Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on January 20, 2017 with Post-Effective Amendment No. 38 and is incorporated by reference.

(ix)	Form of Sub-Advisory Agreement between Measured Risk Portfolios, Inc. and Black Peak Capital, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on December 8, 2016 with Post-Effective Amendment No. 27 and is incorporated by reference.

(x)	Management Agreement between Regents Park Funds, LLC and the Registrant, with respect to the Affinity Global Franchise Equity ETF and Anfield Capital Diversified Liquid Alternatives ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 6, 2016 with Post-Effective Amendment No. 21 and is incorporated by reference.

(xi)	Sub-advisory Agreement between Regents Park Funds, LLC and Affinity Investment Advisors, LLC with respect to the Affinity Global Franchise Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on May 12, 2017 with Post-Effective Amendment No. 63 and is incorporated by reference.

(xii)	Sub-advisory Agreement between Regents Park Funds, LLC and Anfield Capital Management, LLC with respect to the Anfield Capital Diversified Liquid Alternatives ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 6, 2016 with Post-Effective Amendment No. 21 and is incorporated by reference.

(xiii)	Management Agreement between FormuliaFolio Investments, LLC and the Registrant, with respect to the FormulaFolios Hedged Growth ETF and FormulaFolios Income ETF was previously filed as an exhibit to the Registrant’s Registration Statement on May 5, 2017 with Post-Effective Amendment No. 62 and is incorporated by reference.

(xiii)	Management Agreement between FormuliaFolio Investments, LLC and the Registrant, with respect to the FormulaFolios Smart Growth ETF and FormulaFolios Tactical Income ETF to be filed by subsequent amendment.

(xiv)	Management Agreement between CWM Advisors, LLC dba Inspire and the Registrant was previously filed as an exhibit to the Registrant’s Registration Statement on February 10, 2017 with Post-Effective Amendment No. 44 and is incorporated by reference.
a.	Amended Appendix A to Management Agreement between CWM Advisors, LLC dba Inspire and the Registrant to be filed by subsequent amendment.

(xv)	Management Agreement between Main Management ETF Advisors, LLC and the Registrant, with respect to the Main Sector Rotation ETF was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.

(xvi)	Management Agreement between IQ Capital Strategy, LLC and the Registrant, with respect to the IQ-Striquer Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

(xvii)	Management Agreement between Sage Advisory Services, LTD. Co. and the Registrant, with respect to the Sage ESG Intermediate Credit ETF is filed herewith.

(xviii)	Management Agreement between Orange Investment Advisors and the Registrant, with respect to the Orange Structured Credit Value Fund to be filed by subsequent amendment.

(e) Underwriting Contracts.

(i)	Underwriting Agreement with Northern Lights Distributors, LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Underwriting Agreement with Ceros Financial Services was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2016 with Post-Effective Amendment No. 7 and is incorporated by reference.

(iii)	Underwriting Agreement with Foreside Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(iv)	ETF Underwriting Agreement with Northern Lights Distributors, LLC, was previously filed as an exhibit to the Registrant’s Registration Statement on January 20, 2017 with Post-Effective Amendment No. 38 and is incorporated by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)	Custody Agreement with MUFG Union Bank, N.A. was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Custody Agreement with The Huntington National Bank was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 4 and is incorporated by reference.
(iii)	Form of Custody Agreement with The Bank of New York Mellon was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(iv)	Custodian and Transfer Agreement with Brown Brothers Harriman & Co., was previously filed as an exhibit to the Registrant’s Registration Statement on January 20, 2017 with Post-Effective Amendment No. 38 and is incorporated by reference.

(v)	Custody Agreement with Fifth Third Bank was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

(h) Other Material Contracts.

(i)	Fund Services Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Expense Limitation Agreement between Main Management Fund Advisors, LLC and the Registrant with respect to the Main BuyWrite Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 28, 2017 with Post-Effective Amendment No. 52 and is incorporated by reference.

(iii)	Expense Limitation Agreement between Measured Risk Portfolios, Inc. and the Registrant with respect to the Measured Risk Strategy Fund was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 4 and is incorporated by reference.

(iv)	Expense Limitation Agreement between Anchor Capital Management Group, Inc. and the Registrant with respect to Anchor Tactical Credit Strategies Fund previously filed as an exhibit to the Registrant’s Registration Statement on January 11, 2016 with Post-Effective Amendment No. 5 and is incorporated by reference.

(v)	Expense Limitation Agreement between Tree Ring Capital Management LLC and the Registrant, with respect to the Tree Ring Stock Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2016 with Post-Effective Amendment No. 7 and is incorporated by reference.

(vi)	Expense Limitation Agreement between Moerus Capital Management LLC and the Registrant, with respect to the Moerus Worldwide Value Fund was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(vii)	Expense Limitation Agreement between LGM Capital Management, LLC and the Registrant, with respect to the Low Beta Tactical 500 Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 28, 2017 with Post-Effective Amendment No. 52 and is incorporated by reference.

(viii)	Expense Limitation Agreement between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, and Anchor Tactical Real Estate Fund was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.

(ix)	Expense Limitation Agreement between Regents Park Funds, LLC and the Registrant, with respect to the Affinity Global Franchise Equity ETF and Anfield Capital Diversified Liquid Alternatives ETF was previously filed as an exhibit to the Registrant’s Registration Statement on October 6, 2016 with Post-Effective Amendment No. 21 and is incorporated by reference.

(x)	ETF Fund Services Agreement with Gemini Fund Services, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on October 6, 2016 with Post-Effective Amendment No. 21 and is incorporated by reference.

(xi)	Amended Expense Limitation between Anchor Capital Management Group, Inc. and the Registrant, with respect to the Anchor Tactical Credit Strategies Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 26, 2016 with Post-Effective Amendment No. 22 and is incorporated by reference.

(xii)	Amended and Restated Expense Limitation Agreement between FormulaFolio Investments, LLC and the Registrant, with respect to FormulaFolios Hedged Growth ETF, FormulaFolios Income ETF, FormulaFolios Smart Growth and FormulaFolios Tactical Growth to be filed by subsequent amendment.

(xiii)	Expense Limitation Agreement between Anchor Capital Management Group, Inc. and the Registrant with respect to Anchor Tactical Credit Strategies VP, Anchor Tactical Equity Strategies VP, Anchor Tactical Municipal Strategies VP and Anchor Tactical Real Estate VP was filed as an exhibit to the Registrant’s Registration Statement on December 29, 2016 with Post-Effective Amendment No. 31 and is incorporated by reference.

(xiv)	Amended and Restated Expense Limitation Agreement between CWM Advisors, LLC dba Inspire and the Registrant to be filed by subsequent amendment.

(xv)	Fund Services Agreement with Blue Sky Asset Management, LLC and the Registrant, with respect to the with respect to the QUANTX Risk Managed Growth ETF, QUANTX Risk Managed Multi-Asset Income ETF, QUANTX Risk Managed Real Return ETF, QUANTX Risk Managed Multi-Asset Total Return ETF and QUANTX Dynamic Beta US Equity ETF was previously filed as an exhibit to the Registrant’s Registration Statement on January 20, 2017 with Post-Effective Amendment No. 38 and is incorporated by reference.

(xvi)	Expense Limitation Agreement between Main Management ETF Advisors, LLC and the Registrant with respect to the Main Sector Rotation ETF was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.

(xvii)	Expense Limitation Agreement between IQ Capital Strategy, LLC and the Registrant, with respect to the IQ-Striquer Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

.

(xviii)	Expense Limitation Agreement between Sage Advisory Services LTD Co. and the Registrant, with respect to the Sage ESG Intermediate Credit ETF is filed herewith..

(xix)	Expense Limitation Agreement between Orange Investment Advisors and the Registrant, with respect to the Orange Structured Credit Value Fund to be filed by subsequent amendment.

(i) Legal Opinion.

(i)	Legal Opinion and Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. None.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans.

(i)	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(a)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference

(b)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Class A shares to add the IQ-Striquer Fund was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

(ii)	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 in Post-Effective Amendment No. 4 and is incorporated by reference.

a)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Class C shares to was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

(iii)	Plan of Distribution Pursuant to Rule 12b-1 for Institutional Class shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(a)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Institutional Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.

(iv)	Plan of Distribution Pursuant to Rule 12b-1 for Class N Shares was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(vi)	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class Shares was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(a)	Amended Exhibit A to Plan of Distribution Pursuant to Rule 12b-1 for Investor Class Shares was filed as an exhibit to the Registrant’s Registration Statement on March 24, 2017 with Post-Effective Amendment No. 51 and is incorporated by reference.

(vii)	Plan of Distribution Pursuant to Rule 12b-1 for Non-Designated Shares was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.

(viii)	ETF Distribution Plan Pursuant to Rule 12b-1 was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.

(a)	Amended Schedule A to ETF Distribution Plan is filed herewith.

(n)

(i)	Rule 18f-3 Plan was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 with Post-Effective Amendment No. 3 and is incorporated by reference.

(a)	Amended Appendix A to Rule 18f-3 Plan was previously filed as an exhibit to the Registrant’s Registration Statement on August 31, 2016 with Post-Effective Amendment No. 16 and is incorporated by reference.

(b)	Amended Appendix A to Rule 18f-3 Plan to include Low Beta Tactical 500 Fund was previously filed as an exhibit to the Registrant’s Registration Statement on March 28, 2017 with Post-Effective Amendment No. 52 and is incorporated by reference.

(c)	Amended Appendix A to Rule 18f-3 Plan to include IQ-Striquer Fund and Orange Structured Credit Value Fund to be filed by subsequent amendment.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics for the Trust was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(ii)	Code of Ethics for Anchor Capital Management Group, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(iii)	Code of Ethics for Northern Lights Distributors was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

(iv) Code of Ethics for Main Management Fund Advisors, LLC and Main Management ETF Advisors, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on July 7, 2017 with Post-Effective Amendment No. 66 and is incorporated by reference.

(v)	Code of Ethics for Measured Risk Portfolios, Inc. was previously filed as an exhibit to the Registrant’s Registration Statement on December 21, 2015 in Post-Effective Amendment No. 4 and is incorporated by reference.

(vi)	Code of Ethics for Tree Ring Capital Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on March 24, 2016 with Post-Effective Amendment No. 7 and is incorporated by reference.

(vii)	Code of Ethics for Moerus Capital Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 20, 2016 with Post-Effective Amendment No. 10 and is incorporated by reference.

(viii)	Code of Ethics for LGM Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on April 24, 2017 with Post-Effective Amendment No. 57 and is incorporated by reference.

(ix)	Code of Ethics for Blue Sky Asset Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on January 20, 2017 with Post-Effective Amendment No. 38 and is incorporated by reference.

(x)	Code of Ethics for Regents Park Funds, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 12, 2017 with Post-Effective Amendment No. 63 and is incorporated by reference.

(xi)	Code of Ethics for Affinity Investment Advisors, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 12, 2017 with Post-Effective Amendment No. 63 and is incorporated by reference.

(xii)	Code of Ethics for Anfield Capital Management, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 12, 2017 with Post-Effective Amendment No. 63 and is incorporated by reference.

(xiii)	Code of Ethics for FormuliaFolio Investments, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on May 5, 2017 with Post-Effective Amendment No. 21 and is incorporated by reference.

(xiv)	Code of Ethics for CWM Advisers, LLC dba Inspire was previously filed as an exhibit to the Registrant’s Registration Statement on February 10, 2017 with Post-Effective Amendment No. 44 and is incorporated by reference.

(xv)	Code of Ethics for IQ Capital Strategy, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on October 11, 2017 with Post-Effective Amendment No. 73 and is incorporated by reference..

(xvi)	Code of Ethics for Sage Advisory Services LTD Co. is filed herewith.

(xvii)	Code of Ethics for Orange Investment Advisors is to be filed by amendment.

(q) Powers of Attorney. Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, was previously filed as an exhibit to the Registrant’s Registration Statement on August 14, 2015 with Post-Effective Amendment No. 1 and is incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Generally, certain of the agreements with the Trust, or related to the Trust, provide indemnification of the Trust’s Trustees, officers, the underwriter, and certain Trust affiliates.  Insurance carried by the Trust provides indemnification of the Trustees and officers.  The details of these sources of indemnification and insurance follow.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Pursuant to the Underwriting Agreement between the Trust and Northern lights Distributors, LLC (“NLD”), the Trust agrees to indemnify, defend and hold NLD, its several officers and managers, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and managers, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus,  (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Trust’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, (iv) the Trust’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis, (v) the Trust’s failure to properly register Fund Shares under applicable state laws, or (vi) actions taken by NLD resulting from NLD’s reliance on instructions received from an officer, agent or legal counsel of the Trust.

Pursuant to the Underwriting Agreement, NLD agrees to indemnify, defend and hold the Trust, its several officers and Board members, and any person who controls the Trust within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Trust, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Trust , its officers or Board members, or such controlling person results from such claims or demands: (i) arising out of or based upon any sales literature, advertisements, information, statements or representations made by NLD and unauthorized by the Trust or any Disqualifying Conduct in connection with the offering and sale of any Shares, or (ii) arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by NLD to the Fund  specifically for use in the Trust’s  Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by NLD to the Trust  and required to be stated in such answers or necessary to make such information not misleading.

The Registrant maintains a mutual fund directors and officers liability policy. The policy, under certain circumstances, such as the inability of the Trust to indemnify Trustees and officers provides coverage to Trustees and officers.  Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or certain breaches of duty.

Generally, each management agreement or investment advisory agreement provides that neither the adviser nor any director, manager, officer or employee of the adviser performing services for the Trust at the direction or request of the adviser in connection with the adviser's discharge of its obligations hereunder shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with any matter to which this Agreement relates, and the adviser shall not be responsible for any action of the Trustees of the Trust in following or declining to follow any advice or recommendation of the adviser or any sub-adviser retained by the adviser pursuant to Section 9 of this Agreement; PROVIDED, that nothing herein contained shall be construed (i) to protect the adviser against any liability to the Trust or its shareholders to which the adviser would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of the adviser's duties, or by reason of the adviser's reckless disregard of its obligations and duties under this Agreement, or (ii) to protect any director, manager, officer or employee of the adviser who is or was a Trustee or officer of the Trust against any liability of the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Trust.  Additionally, generally, each sub-advisory agreement provides that the subadviser shall indemnify the adviser, the Trust and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including without limitation reasonable attorneys' fees and expenses, which the adviser, the Trust and/or the Fund and their respective affiliates and controlling persons may sustain as a result of the subadviser's willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.  Generally, each sub-advisory agreement provides that adviser shall indemnify the subadviser, its affiliates and its controlling persons, for any liability and expenses, including without limitation reasonable attorneys’ fees and expenses, which may be sustained as a result of the adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws.

Item 31. Activities of Investment Advisor.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Anchor Capital Management Group, Inc., adviser to the Anchor Tactical Credit Strategies Fund, Anchor Tactical Equity Strategies Fund, Anchor Tactical Municipal Strategies Fund, Anchor Tactical Real Estate Fund, Anchor Tactical Equity Strategies VP, Anchor Tactical Municipal Strategies VP, Anchor Tactical Real Estate VP, and Anchor Tactical Credit Strategies VP -- File No. 801-19624

Main Management Fund Advisors, LLC, adviser to the Main BuyWrite Fund – File No. 801-106755

Main Management ETF Advisors, LLC, adviser to the Main Sector Rotation ETF – File No. 801-110799

Measured Risk Portfolios, Inc., adviser to the Measured Risk Strategy Fund – File No. 801-80124

Tree Ring Capital Management LLC, adviser to the Tree Ring Stock Fund – File No. 801-107217

Moerus Capital Management LLC, adviser to the Moerus Worldwide Value Fund – File No. 801-107225

LGM Capital Management, LLC adviser to the Low Beta Tactical 500 Fund – File No.801-108408.

Blue Sky Asset Management, LLC adviser to QUANTX Risk Managed Growth ETF, QUANTX Risk Managed Multi-Asset Income ETF, QUANTX Risk Managed Real Return ETF, QUANTX Risk Managed Multi-Asset Total Return ETF, QUANTX Dynamic Beta US Equity ETF- File No.801-78019.

Black Peak Capital, LLC, sub-adviser to Measured Risk Strategy Fund – File No. 801-108415.

Regents Park Funds, LLC adviser to Affinity Global Franchise ETF and Anfield Capital Diversified Liquid Alternatives ETF- File No. 801-108885.

Affinity Investments Advisors, LLC, sub-adviser to Affinity Global Franchise ETF-File No. 801-42015.

Anfield Capital Management, LLC sub-adviser to Anfield Capital Diversified Liquid Alternatives ETF- File No. 801-77714.

FormuliaFolio Investments, LLC adviser to FormulaFolios Hedged Growth ETF and FormulaFolios Income ETF - File No. 801-72780

CWM Advisers, LLC dba Inspire adviser to Inspire Global Hope Large Cap ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF and Inspire 100 ETF File No. 801-108947.

IQ Capital Strategy, LLC adviser to IQ-Striquer Fund - File No.801-110960.

Sage Advisory Services LTD Co, adviser to Sage ESG Intermediate Credit ETF - File No. 801-52937.

Orange Investment Advisors, LLC adviser to Orange Structured Credit Value Fund - File No. [to be provided by subsequent amendment].

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC, the principal underwriter to the Trust also acts as principal underwriter for the following investment companies:

AdvisorOne Funds, Arrow DWA Tactical ETF, Arrow ETF Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Multi-Strategy Growth & Income Fund, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Saratoga Advantage Trust, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

Ceros Financial Services, Inc., 1445 Research Blvd., Suite 530, Rockville, MD 20850, also acts as the principal underwriter to Advisors Preferred Trust underwriter for certain series of the following investment companies: Northern Lights Fund Trust II and Advisors Preferred Trust.

Foreside Distribution Services, L.P. serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.       HSBC Funds (f/k/a HSBC Investor Funds)

2.       Leader Funds, a series of Northern Lights Fund Trust

3.       Princeton Long/Short Treasury Fund, Series of Northern Lights Fund Trust

6.       Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

7. Moerus Worldwide Value Fund, a series of Northern Lights Fund Trust IV

(b) Northern Lights Distributors, LLC is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Northern Lights Distributors, LLC is 17605 Wright Street, Omaha, Nebraska 68130. To the best of Registrant’s knowledge, the following are the members and officers of Northern Lights Distributors, LLC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Brian Nielsen	CEO and Secretary	None
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

Ceros Financial Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Ceros Financial Services, Inc. is 1445 Research Blvd., Suite 530, Rockville, MD 20850. To the best of Registrant's knowledge, the following are the officers of Ceros Financial Services, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
Dr. Franz Winklbauer	Chairman	None
M. Catherine Ayers-Rigsby	Chief Executive Officer, Director	None
Robert M. Fox	Chief Financial Officer, Chief Compliance Officer	None

Foreside Distribution Services, LP is registered with the U.S. Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The following are the Officers of the distributor:

Name	Address	Position with Underwriter	Position with the Trust
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Treasurer	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Sub-Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

MUFG Union Bank, National Association, 400 California Street, San Francisco, California 94104 (“Union”), provides custodian services to the Anchor Tactical Credit Strategies Fund and the MainBuyWrite Fund.

The Huntington National Bank located at 7 Easton Oval EA4E70, Columbus, OH 43219, provides custodian services to the Measured Risk Strategy Fund and the Tree Ring Stock Fund.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Moerus Worldwide Value Fund.

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110 provides custodian services to the QUANTX Risk Managed Growth ETF, QUANTX Risk Managed Multi-Asset Income ETF, QUANTX Risk Managed Real Return ETF, QUANTX Risk Managed Multi-Asset Total Return ETF, QUANTX Dynamic Beta US Equity ETF, FormulaFolios Hedged Growth ETF and FormulaFolios Income ETF, Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF,Inspire Corporate Bond Impact ETF, and Inspire 100 ETF.

Fifth Third Bank, N.A. (“5/3”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 provides custodian services to IQ-Striquer Fund.

NLD, located at 17605 Wright Street, Omaha, Nebraska 68130, serves as principal underwriter for all series of Northern Lights Fund Trust, except the Tree Ring Stock Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Ceros Financial Services, Inc., located at 1445 Research Boulevard, Suite 530 Rockville, MD 20850, serves as principal underwriter for the Tree Ring Stock Fund and maintains all records required to be maintained pursuant to the Fund’s Master Distribution and Shareholder Servicing Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 20th day of October, 2017.

Northern Lights Fund Trust IV

By: _/s/ Wendy Wang_______________

Wendy Wang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on October 20, 2017.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By: _/s/ Wendy Wang

Wendy Wang

Attorney-in-Fact

EXHIBIT INDEX

Exhibit:	Exhibit No.
1. Management Agreement for Sage Advisory Services, Co.	(d)(xvii)
2. Expense Limitation Agreement for Sage Advisory Services,Co.	(h)(xviii)
3. Legal Opinion and Consent of Thompson Hine LLP	(i)(i)
4. Code of Ethics for Sage Advisory Services, Co.	(p)(xvi)
5. Amended Schedule A to ETF Distribution Plan	(m)(viii)(a)